Note 5 - Stockholders' Equity - 10Q (Details Textual) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jul. 02, 2025	Mar. 25, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Common Stock, Capital Shares Reserved for Future Issuance						8,651,395
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance	2,033,648			2,033,648	2,033,648	2,033,648
Warrants Issued in September 2025 Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.63			$ 0.63	$ 0.63
Warrants Issued in September 2025 Offering [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	11,904,768			11,904,768	11,904,768
Warrants Issued in July 2025 Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		18,470,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.65
March 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			2,085,115
March 2025 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.31
March 2025 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			3,435,115
September 2025 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	3,968,256
Proceeds from Issuance or Sale of Equity	$ 2.3
July 2025 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)		9,235,000
Proceeds from Issuance or Sale of Equity		$ 5.5
Units Issued During Period, Units, New Issues		9,235,000
Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,350,000
March 2025 Offering [Member[
Proceeds from Issuance or Sale of Equity			$ 4.1
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)				337,511	2,290,114	2,012,167
Proceeds from Issuance of Common Stock				$ 220,000.0	$ 4.0	$ 4.9